Convertible debt - Related Parties (Details) - USD ($)			1 Months Ended		12 Months Ended
	Oct. 14, 2016	Nov. 18, 2009	Feb. 28, 2018	Aug. 07, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible Notes - Related Parties (Textual)
Convertible debt		$ 600,000				$ 1,350,000
Interest payable		15.00%
Periodic payment of interest		$ 7,500
Conversion price		$ 0.70
Share price per share						$ 0.40
Loan maturity date						May 31, 2019
Interest expense					46,415	$ 46,760
Minimum [Member]
Convertible Notes - Related Parties (Textual)
Interest payable			10.00%
Maximum [Member]
Convertible Notes - Related Parties (Textual)
Interest payable			15.00%
Convertible Debt [Member]
Convertible Notes - Related Parties (Textual)
Convertible debt	$ 250,000			$ 500,000			$ 428,000
Interest payable	10.00%
Conversion price	$ 0.25
Accrued interest payable						456,750
Common stock and principal and interest were initially due date	Sep. 30, 2018
Loan maturity date			May 31, 2019
Convertible debt, description				The remaining $72,000 was advanced in 2018 with the final advance on February 9, 2018.	The Company failed to repay the notes in full on the November 30, 2012 through the 2017 maturity dates, so the Company was required to issue an additional 300,000 shares of common stock to these debt holders in each of those years. In 2014, 2015, 2016, and 2017, the annual issuance of shares of common stock was valued at an estimated $0.04 (total $12,000) each and was accounted for as financing expense.
Interest expense					$ 31,412	$ 139,314